DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2019
Depreciation Amortization And Impairment
Depreciation, amortization and impairment
IN MILLIONS OF USD	2019	2018	2017
Depreciation RoU assets	(250.1)	–	–
Subtotal (Right-of-Use Assets, see note 14)	(250.1)	–	–
Depreciation Property, Plant and Equipment	(66.4)	(69.2)	(64.5)
Impairment Property, Plant and Equipment	(4.1)	(14.6)	(0.2)
Subtotal (Property, Plant and Equipment, see note 13)	(70.5)	(83.8)	(64.7)
Amortization Intangible Assets	(42.9)	(45.1)	(44.0)
Subtotal (Intangible Assets, see note 15)	(42.9)	(45.1)	(44.0)
Total	(363.5)	(128.9)	(108.7)